Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	$ 40,738	$ 30,002
Cheques and other items in transit, net	1,404	2,597
Total cash and cash equivalents	$ 42,142	$ 32,599	$ 31,653	$ 40,295